Average Annual Total Returns - Transamerica BlackRock iShares Edge 100 VP	Service 1 Year	Service Since Inception	Service Inception Date	MSCI USA Index (reflects no deduction for fees, expenses or taxes) 1 Year	MSCI USA Index (reflects no deduction for fees, expenses or taxes) Since Inception	Transamerica BlackRock iShares Edge 100 VP Blended Benchmark (reflects no deduction for fees, expenses or taxes) 1 Year		Transamerica BlackRock iShares Edge 100 VP Blended Benchmark (reflects no deduction for fees, expenses or taxes) Since Inception
Total	9.88%	11.61%	Mar. 21, 2016	20.73%	15.75%	18.19%	[1]	14.20%	[1]

[1]	The Transamerica BlackRock iShares Edge 100 VP Blended Benchmark consists of the following: 58.7% MSCI USA Diversified Multi-Factor Index; 16.3% MSCI USA Minimum Volatility Index; 19.5% MSCI EAFE Minimum Volatility Index (Net); and 5.5% MSCI EM Minimum Volatility Index (Net). Prior to May 1, 2021, the Blended Benchmark consisted of the following: 75% MSCI USA Index; and 25% MSCI All Country World Index ex-US.